ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 92.9%

Aerospace/Defense – 3.1%
Kratos Defense & Security Solutions, Inc.(a)	11,208	$790,276

Banks – 2.3%
JPMorgan Chase & Co.	2,036	598,910

Building Materials – 4.7%
Trane Technologies PLC	2,917	1,215,631

Commercial Services – 4.1%
Quanta Services, Inc.	1,926	1,057,412

Computers – 6.5%
Apple, Inc.	4,123	1,046,376
Crowdstrike Holdings, Inc., Class A(a)	916	357,615
International Business Machines Corp.	1,020	247,238
Total Computers		1,651,229

Diversified Financial Services – 2.4%
LPL Financial Holdings, Inc.	2,036	612,490

Electronics – 2.5%
Amphenol Corp., Class A	5,096	643,880

Engineering & Construction – 0.9%
Sterling Infrastructure, Inc.(a)(b)	562	228,886

Entertainment – 3.5%
TKO Group Holdings, Inc.	4,380	883,227

Healthcare - Products – 0.7%
Stryker Corp.	508	166,924

Healthcare - Services – 0.5%
Quest Diagnostics, Inc.	712	139,538

Internet – 18.0%
Alphabet, Inc., Class C	7,378	2,116,453
Amazon.com, Inc.(a)	3,651	760,394
Meta Platforms, Inc., Class A	990	566,409
Netflix, Inc.(a)	12,224	1,175,337
Total Internet		4,618,593

Machinery - Construction & Mining – 6.4%
Bloom Energy Corp., Class A(a)	612	82,920
GE Vernova, Inc.	1,772	1,546,779
Total Machinery - Construction & Mining		1,629,699

Media – 0.2%
Walt Disney Co. (The)	512	49,346

Miscellaneous Manufacturing – 1.4%
Axon Enterprise, Inc.(a)	816	346,547

Pharmaceuticals – 7.1%
Eli Lilly & Co.	1,986	1,826,663

Retail – 4.4%
FirstCash Holdings, Inc.	1,274	239,512
Walmart, Inc.	7,132	886,365
Total Retail		1,125,877

Semiconductors – 18.8%
Broadcom, Inc.	5,503	1,703,234
Micron Technology, Inc.	2,931	990,209
NVIDIA Corp.	12,193	2,126,459
Total Semiconductors		4,819,902

Software – 5.4%
Genius Sports Ltd. (United Kingdom)(a)	73,737	326,655
Investments	Shares	Value
COMMON STOCKS (continued)

Software (continued)
Microsoft Corp.	2,820	$1,043,879
Total Software		1,370,534

Total Common Stocks (Cost $17,338,718)		23,775,564

EXCHANGE TRADED FUND – 2.5%

Commodity Fund – 2.5%
iShares Gold Trust(a) (Cost $400,603)	7,136	629,109

MONEY MARKET FUND – 4.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.56%(c) (Cost $1,211,187)	1,211,187	1,211,187

Total Investments – 100.1% (Cost $18,950,508)		25,615,860
Liabilities in Excess of Other Assets – (0.1%)		(19,656)
Net Assets – 100.0%		$25,596,204

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $200,377; the aggregate market value of the collateral held by the fund is $192,775. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $192,775.
(c)	Rate shown reflects the 7-day yield as of March 31, 2026.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,775,564	$–	$–	$23,775,564
Exchange Traded Fund	629,109	–	–	629,109
Money Market Fund	1,211,187	–	–	1,211,187
Total	$25,615,860	$–	$–	$25,615,860

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	3.1%
Banks	2.3
Building Materials	4.7
Commercial Services	4.1
Commodity Fund	2.5
Computers	6.5
Diversified Financial Services	2.4
Electronics	2.5
Engineering & Construction	0.9
Entertainment	3.5
Healthcare - Products	0.7
Healthcare - Services	0.5
Internet	18.0
Machinery - Construction & Mining	6.4
Media	0.2
Miscellaneous Manufacturing	1.4
Pharmaceuticals	7.1
Retail	4.4
Semiconductors	18.8
Software	5.4
Money Market Fund	4.7
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%